Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 779,931	$ 107,322	¥ 764,281
Restricted cash	160	22
Short-term investments	246,195	33,878	166,303
Accounts receivable, net	16,676	2,295	12,251
Amounts due from related parties	4,488		29,116
Inventory, net	6,345	873
Prepayments and other current assets	275,549	37,917	136,681
Total current assets	1,329,344	182,925	1,108,632
Non-current assets:
Property and equipment, net	6,569	904	7,409
Long-term investments	9,010	1,240
Operating lease right-of-use assets	58,889	8,103	84,009
Deferred tax assets	847	117	2,084
Other non-current assets	21,360	2,939	21,296
Total non-current assets	96,675	13,303	114,798
TOTAL ASSETS	1,426,019	196,228	1,223,430
Current liabilities:
Accounts payables (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB62,094 and RMB61,888 as of June 30, 2023 and 2024, respectively)	62,066	8,541	62,094
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB124,532 and RMB151,918 as of June 30,2023 and 2024, respectively)	190,508	26,215	171,160
Income tax payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB8,794 and RMB9,642 as of June 30, 2023 and 2024, respectively)	20,399	2,807	8,794
Contract liabilities, current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB517,213 and RMB380,548 as of June 30, 2023 and 2024, respectively)	385,227	53,009	517,213
Advance from customers (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB144,397 and RMB159,806 as of June 30, 2023 and 2024, respectively)	162,257	22,327	144,397
Operating lease liabilities, current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB21,425 and RMB23,782 as of June 30, 2023 and 2024, respectively)	49,099	6,756	41,092
Total current liabilities	869,556	119,655	944,750
Non-current liabilities:
Contract liabilities, non-current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB7 and RMB11,365 as of June 30, 2023 and 2024, respectively)	11,365	1,564	7
Operating lease liabilities, non-current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB23,786 and RMB6,317 as of June 30, 2023 and 2024, respectively)	16,989	2,338	52,840
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of nil as of June 30, 2023 and 2024, respectively)	11,625	1,600
Total non-current liabilities	39,979	5,502	52,847
TOTAL LIABILITIES	909,535	125,157	997,597
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Treasury stock	(109,257)	(15,034)
Additional paid-in capital	1,192,474	164,090	1,171,092
Accumulated other comprehensive income	17,313	2,382	22,182
Accumulative deficit	(584,161)	(80,383)	(969,688)
TOTAL QUANTASING GROUP LIMITED SHAREHOLDERS’ EQUITY	516,484	71,071	223,698
Non-controlling interests			2,135
TOTAL SHAREHOLDERS’ EQUITY	516,484	71,071	225,833
TOTAL LIABILITIES, AND SHAREHOLDERS’ EQUITY	1,426,019	196,228	1,223,430
Related Party
Current assets:
Amounts due from related parties	4,488	618	29,116
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	81	11	78
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	¥ 34	$ 5	¥ 34